Nature of operations	12 Months Ended
Dec. 31, 2022
Nature of operations
Nature Of Operations

Note 1 Nature of operations

Charge Enterprises, Inc. (“Charge Enterprises” or the “Company”, formerly known as “Transworld Holdings, Inc.” and “GoIP Global, Inc.”) was incorporated on May 8, 2003 as E Education Network, Inc. (“EEN”) under the laws of the State of Nevada. On August 10, 2005, the Company changed its name from EEN to GoIP Global, Inc. On December 28, 2017, the Company was redomiciled in Colorado. On April 30, 2020, the Company entered into a Share Exchange Agreement with TransWorld Enterprises Inc. (“TW”), a Delaware Corporation (the “TW Share Exchange Agreement”). As part of the TW Share Exchange Agreement, the Company agreed to issue 1,000,000 shares of Series D Preferred Stock (“Series D Preferred Stock”) and 1,000,000 shares of Series F Preferred Stock (“Series F Preferred Stock”) in exchange for all the equity interest of TW. On August 7, 2020, the Company changed its name from GoIP Global, Inc. to Transworld Holdings, Inc. On October 1, 2020, the Company was redomiciled in Delaware and all previously designated series of preferred stock were terminated. On January 26, 2021, the Company changed its name from Transworld Holdings, Inc. to Charge Enterprises, Inc.

Charge Enterprises, Inc. is an electrical, broadband and electric vehicle (“EV”) charging infrastructure company that provides clients with end-to-end project management services, from advising, designing, engineering, acquiring and installing equipment, to monitoring, servicing, and maintenance. Our vision is to be a leader in enabling the next wave of transportation and connectivity. By building, designing, and operating seamless infrastructure for EVs and high-speed broadband, the Company aims to create a future where transportation is clean, efficient, and connected.

The Company has two operating segments:

•	Infrastructure, which has a primary focus on EV charging (“EVC”), broadband, including cell tower, small cell, and in-building applications, and electrical contracting services.
•	Telecommunications, which provides connection of voice calls and data to global carriers.